Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	44,000,000	44,000,000
Ordinary shares, shares issued	12,086,923	11,021,834
Ordinary shares, shares outstanding	12,086,923	11,021,834
Class B Ordinary Shares
Ordinary shares, shares authorized	6,000,000	6,000,000
Ordinary shares, shares issued	5,763,077	5,763,077
Ordinary shares, shares outstanding	5,763,077	5,763,077